Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each
Amount Registered | shares	4,218,750
Proposed Maximum Offering Price per Unit	2.21
Maximum Aggregate Offering Price	$ 9,323,437.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,287.57
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0035 each ("Class A Ordinary Shares") of Fusion Fuel Green PLC, an Irish public limited company (the "Registrant"), as may be issued or issuable because of share splits, share dividends and similar transactions. Consists of (i) 3,750,018 Class A Ordinary Shares issued pursuant to that certain Share Exchange Agreement, dated as of February 18, 2026, among the Registrant and certain former shareholders ("RU Shareholders") of Royal Uranium Inc., a company incorporated under the laws of British Columbia, Canada, as amended by that certain Amendment Agreement, dated as of June 11, 2026, and Joinders to the Share Exchange Agreement between the Registrant and certain RU Shareholders, (ii) 421,563 Class A Ordinary Shares issued pursuant to that Securities Purchase Agreement, dated as of August 7, 2026, by and between the Registrant and certain investors signatory thereto, and (iii) 47,169 Class A Ordinary Shares issued pursuant to that certain letter agreement, dated as of August 3, 2026, between the Registrant and Bevilacqua PLLC. The registration fee is calculated pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by The Nasdaq Stock Market LLC ("Nasdaq") on September 3, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Pre-Funded Ordinary Shares Purchase Warrants
Amount Registered | shares	176,468
Proposed Maximum Offering Price per Unit	2.21
Maximum Aggregate Offering Price	$ 389,994.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 53.86
Offering Note	Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends and similar transactions. Consists of an aggregate of 176,468 Class A Ordinary Shares issuable upon exercise of certain Pre-Funded Ordinary Shares Purchase Warrants with an initial exercise price of $0.0035 per share. The registration fee is calculated pursuant to Rule 457(g) under the Securities Act solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by Nasdaq on September 3, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Ordinary Share Purchase Warrants
Amount Registered | shares	598,031
Proposed Maximum Offering Price per Unit	3.50
Maximum Aggregate Offering Price	$ 2,093,108.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 289.06
Offering Note	Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends and similar transactions. Consists of an aggregate of 598,031 Class A Ordinary Shares issuable upon exercise of certain Ordinary Share Purchase Warrants with an initial exercise price of $3.50 per share. The registration fee is calculated pursuant to Rule 457(g) under the Securities Act solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based upon the exercise price of the warrants.